Condensed Financial Information of the Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Previously Reported [Member] - $ / shares	Aug. 31, 2023	Aug. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	180,000	80,000
Ordinary shares, shares issued	154,000	29,200
Ordinary shares, shares outstanding	154,000	29,200